SUPPLEMENT DATED DECEMBER 8, 2003
          TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF

                     USALLIANZ ADVANTAGE(R) VARIABLE ANNUITY
                        VALUEMARK(R) IV VARIABLE ANNUITY
                   USALLIANZ OPPORTUNITY(TM) VARIABLE ANNUITY
                 DATED MAY 1, 2003, AS SUPPLEMENTED MAY 1, 2003

                                    ISSUED BY
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C


This supplement updates certain information contained in the prospectus and statement of additional information (SAI) and should be attached to the prospectus and SAI and retained for future reference.

Effective December 8, 2003, USAllianz Advisers, LLC has entered into an agreement with Oppenheimer Funds, Inc. (Oppenheimer) pursuant to which Oppenheimer has been retained as the subadviser of the USAZ AllianceBernstein Technology Fund, which will now be known as the USAZ Oppenheimer Emerging Technologies Fund.



                                                             PRO-004-0503